DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2018
Disclosure of debt instruments [text block] [Abstract]
Disclosure of debt instruments [text block]

NOTE 29: DEBT SECURITIES IN ISSUE

	2018 £m	2017 £m
Medium-term notes issued	37,490	29,418
Covered bonds (note 30)	28,194	26,132
Certificates of deposit issued	12,020	9,999
Securitisation notes (note 30)	5,426	3,660
Commercial paper	8,038	3,241
Total debt securities in issue	91,168	72,450